Commitments and Contingencies (Details) - 6 months ended Jun. 30, 2026 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)	USD ($)
Commitments and Contingencies [Abstract]
Letters of guarantee aggregate value	¥ 50.1		$ 7.4
Restricted cash	11.0		1.6
Legal proceedings maximum exposure potential losses	5.5	$ 0.8
Restricted cash	¥ 5.2		$ 0.8